Transfers of Financial Assets Not Qualifying for Derecognition - Carrying Amount of Financial Assets that Did Not Qualify for Derecognition and their Associated Financial Liabilities (Detail) - GBP (£)
£ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	£ 9,495	£ 17,779
Recognised liabilities representing continuing involvement in derecognised financial assets	(4,422)	(10,661)
Securities lending agreements
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	918	195
Recognised liabilities representing continuing involvement in derecognised financial assets	(752)	(143)
Securitisations
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	6,980	9,992
Recognised liabilities representing continuing involvement in derecognised financial assets	(2,330)	(3,779)
Sale and Repurchase Agreements
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	1,597	7,592
Recognised liabilities representing continuing involvement in derecognised financial assets	£ (1,340)	£ (6,739)